OTHER FINANCIAL DATA	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
OTHER FINANCIAL DATA
OTHER FINANCIAL DATA

Quarterly Data (Unaudited)

($ in millions, except per share data)

2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Sales	$518.0	$535.4	$533.6	$1,267.4	$2,854.4
Cost of goods sold	433.2	445.5	460.0	1,148.1	2,486.8
Net income (loss)	13.1	42.3	5.9	(62.7)	(1.4)
Net income (loss) per common share:
Basic	0.17	0.55	0.08	(0.39)	(0.01)
Diluted	0.17	0.54	0.08	(0.39)	(0.01)
Common dividends per share	0.20	0.20	0.20	0.20	0.80
Market price of common stock(1)
High	34.34	32.56	27.18	22.13	34.34
Low	22.00	26.77	15.73	16.60	15.73

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Sales	$577.4	$570.4	$593.6	$499.8	$2,241.2
Cost of goods sold	475.4	463.6	492.3	421.9	1,853.2
Income from continuing operations	29.5	36.6	26.1	12.8	105.0
Income from discontinued operations, net	—	0.7	—	—	0.7
Net income	29.5	37.3	26.1	12.8	105.7
Basic income per common share:
Income from continuing operations	0.37	0.46	0.33	0.16	1.33
Income from discontinued operations, net	—	0.01	—	—	0.01
Net income	0.37	0.47	0.33	0.16	1.34
Diluted income per common share:
Income from continuing operations	0.37	0.46	0.33	0.16	1.32
Income from discontinued operations, net	—	0.01	—	—	0.01
Net income	0.37	0.47	0.33	0.16	1.33
Common dividends per share	0.20	0.20	0.20	0.20	0.80
Market price of common stock(1)
High	29.18	29.28	28.08	25.97	29.28
Low	24.51	26.42	25.23	20.43	20.43

(1)	NYSE composite transactions.